UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Income Securities Trust

QUARTERLY PORTFOLIO HOLDINGS

9.30.2008

John Hancock Income Securities Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 66.81%					$92,041,480
(Cost $108,880,712)

Agricultural Products 0.38%					519,447
Bunge Ltd. Finance Corp.,
Gtd Sr Note	5.350	04/15/14	BBB-	555	519,447

Airlines 1.74%					2,391,126
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1 Class A	6.545	02/02/19	A-	346	294,448
Pass Thru Ctf Ser 2000-2 Class B	8.307	04/02/18	B+	391	310,863
Pass Thru Ctf Ser 2001-1 Class C	7.033	06/15/11	B+	106	86,736
Delta Air Lines, Inc.,
Sec Pass Thru Ctf Ser A	6.821	08/10/22	A-	743	616,917
Sr Pass Thru Ctf Ser 2002-1	6.417	07/02/12	AA	825	723,937
Northwest Airlines, Inc.,
Gtd Collateralized Note Ser 2007-1	7.027	11/01/19	BBB+	445	358,225

Aluminum 0.72%					989,625
CII Carbon, LLC,
Gtd Sr Sub Note (S)	11.125	11/15/15	CCC+	1,015	989,625

Auction Dealer 0.32%					437,575
Sotheby's,
Sr Note (S)	7.750	06/15/15	BBB-	460	437,575

Auto Parts & Equipment 0.84%					1,160,175
Allison Transmission, Inc.,
Gtd Sr Note (S)	11.000	11/01/15	B-	1,000	870,000
Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11/15/14	B	365	290,175

Automobile Manufacturers 0.12%					158,700
General Motors Corp.,
Sr Note	7.125	07/15/13	B-	345	158,700

Automotive Retail 0.09%					126,500
Avis Budget Car Rental LLC,
Gtd Sr Note	7.625	05/15/14	B-	200	126,500

Brewers 0.32%					440,489
Sabmiller PLC,
Note (S)	6.500	07/17/18	BBB+	465	440,489

Broadcasting & Cable TV 2.14%					2,946,443
Canadian Satellite Radio Holdings, Inc.,
Sr Note (G)	12.750	02/15/14	CCC+	979	606,980
Charter Communications Holdings II, LLC,
Gtd Sr Note (S)	10.250	10/01/13	CAA2	447	371,010
Comcast Cable Communications Holdings, Inc.,
Sr Note	8.375	03/15/13	BBB+	1,095	1,148,425

John Hancock Income Securities Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Broadcasting & Cable TV (continued)
Nexstar Broadcasting, Inc.,
Sr Sub Note	7.000%	01/15/14	CCC	$340	$255,000
Time Warner Cable, Inc.,
Gtd Sr Note	6.750	07/01/18	BBB+	605	565,028

Casinos & Gaming 4.90%					6,745,163
Chukchansi Economic Development Authority,
Sr Note (S)	8.000	11/15/13	B+	460	368,000
Downstream Development Authority of the Quapaw
Tribe of Oklahoma,
Sr Sec Note (S)	12.000	10/15/15	B-	500	362,500
Fontainebleau Las Vegas Holdings, LLC,
Note (S)	10.250	06/15/15	CCC	995	278,600
Greektown Holdings LLC,
Sr Note (S)	10.750	12/01/13	D	1,015	700,350
Indianapolis Downs Capital LLC,
Sr Sec Note (S)	11.000	11/01/12	CCC	1,010	686,800
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06/15/14	B	500	335,000
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)	10.250	02/15/14	B-	500	340,000
MTR Gaming Group, Inc.,
Gtd Sr Sub Note Ser B	9.000	06/01/12	CCC	290	203,000
Pinnacle Entertainment, Inc.,
Sr Sub Note	7.500	06/15/15	B+	1,000	740,000
Seminole Hard Rock Entertainment,
Sr Sec Note (P)(S)	5.319	03/15/14	BB	500	375,000
Seminole Tribe of Florida,
Bond (S)	6.535	10/01/20	BBB	650	639,828
Turning Stone Casino Resort Enterprise,
Sr Note (S)	9.125	09/15/14	B+	1,540	1,401,400
Waterford Gaming, LLC,
Sr Note (S)	8.625	09/15/14	BB-	333	314,685

Commodity Chemicals 0.28%					391,000
Sterling Chemicals, Inc.,
Gtd Sr Sec Note	10.250	04/01/15	B-	400	391,000

Construction & Farm Machinery & Heavy Trucks 0.34%					465,000
Manitowoc Co., Inc.,
Gtd Sr Note	7.125	11/01/13	BB	500	465,000

Consumer Finance 1.47%					2,018,141
CIT Group, Inc.,
Sr Note	5.125	09/30/14	A-	255	125,755
Sr Note	5.000	02/13/14	A-	120	67,880
Ford Motor Credit Co.,
Sr Note	8.000	12/15/16	B-	140	88,519
Sr Note	9.875	08/10/11	B-	1,920	1,324,587
SLM Corp.,
Sr Note Ser MTN	8.450	06/15/18	BBB-	605	411,400

John Hancock Income Securities Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Data Processing & Outsourced Services 0.32%					$443,922
Fiserv, Inc.,
Gtd Sr Note	6.800%	11/20/17	BBB	$460	443,922

Department Stores 0.62%					855,783
J.C. Penney Co., Inc.,
Debenture	7.650	08/15/16	BBB-	445	429,095
Macy's Retail Holdings, Inc.,
Gtd Note	7.875	07/15/15	BBB-	450	426,688

Diversified Banks 2.91%					4,011,508
Banco Mercantil del Norte SA,
Sub Note (S)	6.862	10/13/21	Baa1	685	604,117
Barclays Bank PLC,
Bond (6.860% to 6-15-32 then variable) (S)	6.860	09/29/49	A+	1,655	1,255,430
Chuo Mitsui Trust & Banking Co.,
Jr Sub Note (5.506% to 4-15-15 then variable) (S)	5.506	12/15/49	A2	940	700,965
Natixis SA,
Sub Bond (10.000% to 4-30-18 then variable) (S)	10.000	04/30/49	BBB+	420	389,382
Northern Trust Co.,
Sub Note	6.500	08/15/18	AA-	225	229,404
Royal Bank of Scotland Group PLC,
Jr Sub Bond (7.648% to 9-30-31 then variable)	7.648	08/29/49	BBB+	650	534,203
Jr Sub Bond Ser MTN (7.640% to 9-29-17 then
variable)	7.640	03/31/49	BBB+	400	298,007

Diversified Chemicals 1.83%					2,514,979
Mosiac Co.,
Sr Note (S)	7.625	12/01/16	BBB-	480	490,429
NOVA Chemicals Corp.,
Sr Note Ser MTN	7.400	04/01/09	B+	2,045	2,024,550

Diversified Commercial & Professional Services 0.53%					731,213
Hutchison Whampoa International Ltd.,
Gtd Sr Note (S)	6.500	02/13/13	A-	750	731,213

Diversified Financial Services 2.92%					4,032,468
American General Finance Corp.,
Note Ser MTN	6.900	12/15/17	BBB	1,470	681,627
Erac USA Finance Co.,
Gtd Sr Note (S)	6.375	10/15/17	BBB	465	369,594
Huntington Capital III,
Gtd Jr Sub Bond (6.650% to 5-15-17 then variable)	6.650	05/15/37	BBB-	590	217,212
Nelnet, Inc.,
Note (7.400% to 9-1-11 then variable)	7.400	09/29/36	BB+	715	482,890
NiSource Finance Corp.,
Gtd Bond	6.800	01/15/19	BBB-	440	399,670
QBE Capital Funding II LP,
Gtd Sub Bond (6.797% to 6-1-17 then variable) (S)	6.797	06/01/49	BBB	695	554,865
SMFG Preferred Capital,
Sub Bond (6.078% to 1-25-17 then variable) (S)	6.078	01/25/49	BBB+	590	421,289
Sovereign Capital Trust VI,
Gtd Note	7.908	06/13/36	BB+	480	351,340
TECO Finance, Inc.,
Gtd Sr Note	6.572	11/01/17	BB+	233	211,446
Sr Note	7.000	05/01/12	BB+	337	342,535

John Hancock Income Securities Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified Metals & Mining 0.35%					$477,533
Rio Tinto Finance (USA) Ltd.,
Gtd Note	6.500	07/15/18	BBB+	$505	477,533

Diversified REIT's 0.55%					763,551
HRPT Properties Trust,
Sr Note	6.650	01/15/18	BBB	285	243,937
ProLogis,
Sr Sec Note	6.625	05/15/18	BBB+	605	519,614

Diversified Support Services 0.39%					537,099
Ingersoll-Rand Global Holding Co., Ltd.	6.875	08/15/18	BBB+	545	537,099

Drug Retail 0.97%					1,337,199
CVS Caremark Corp.,
Jr Sub Bond (6.302% to 6-1-12 then variable)	6.302	06/01/37	BBB-	990	790,521
Sr Note	5.750	06/01/17	BBB+	585	546,678

Electric Utilities 5.35%					7,367,489
AES Eastern Energy LP,
Sr Pass Thru Ctf Ser 1999-A	9.000	01/02/17	BB+	958	1,005,710
Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06/01/17	BBB-	680	726,968
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06/01/17	BBB-	699	715,351
Constellation Energy Group,
Sr Note	4.550	06/15/15	BBB	945	810,238
FPL Energy National Wind,
Sr Sec Note (S)	5.608	03/10/24	BBB-	323	306,137
Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12/15/10	BB+	255	261,945
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11/14/11	BB	325	326,625
Midwest Generation LLC,
Gtd Pass Thru Ctf	8.560	01/02/16	BB+	330	339,638
Pepco Holdings, Inc.,
Note	6.450	08/15/12	BBB-	565	562,548
PNPP II Funding Corp.,
Debenture	9.120	05/30/16	BBB-	408	418,020
Texas Competitive Electric Holdings Co. LLC,
Gtd Sr Note Ser A (S)	10.250	11/01/15	CCC	1,000	902,500
Sec Bond	7.460	01/01/15	CCC	467	421,005
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01/02/17	BBB	563	570,804

Electronic Equipment Manufacturers 0.57%					791,038
Thomas & Betts Corp.,
Sr Note	7.250	06/01/13	BBB	775	791,038

Environmental & Facilities Services 0.12%					165,413
Blaze Recycling & Metals, Inc.,
Gtd Sr Sec Note (G)(S)	10.875	07/15/12	B	165	165,413

Food Distributors 0.66%					911,807
Independencia International Ltd.,
Gtd Sr Bond (S)	9.875	01/31/17	B	1,000	810,000
Gtd Sr Note (S)	9.875	05/15/15	B	120	101,807

John Hancock Income Securities Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Gas Utilities 0.30%					$414,941
Southern Union Co.,
Jr Sub Note, Ser A (7.200% to 11-1-11 then
variable)	7.200%	11/01/66	BB	$565	414,941

Health Care Distributors 0.29%					400,137
Covidien International Finance SA,
Gtd Sr Note	6.000	10/15/17	A-	405	400,137

Health Care Facilities 0.48%					660,250
Community Health Systems, Inc.,
Gtd Sr Sub Note	8.875	07/15/15	B	695	660,250

Health Care Services 1.21%					1,668,936
Humana, Inc.,
Sr Note	8.150	06/15/38	BBB	755	713,936
Sun Healthcare Group, Inc.,
Gtd Sr Sub Note	9.125	04/15/15	CCC+	1,000	955,000

Household Products 0.24%					329,875
Yankee Candle Co., Inc.,
Gtd Sr Sub Note	8.500	02/15/15	B-	455	329,875

Housewares & Specialties 0.24%					325,000
Vitro SA de CV,
Gtd Sr Note	9.125	02/01/17	B	500	325,000

Industrial Conglomerates 0.85%					1,176,444
Grupo Kuo SAB de CV,
Gtd Sr Note (S)	9.750	10/17/17	BB-	975	926,250
Tyco Electronics Group SA,
Gtd Sr Note	6.550	10/01/17	BBB	260	250,194

Integrated Oil & Gas 0.75%					1,036,159
Petro-Canada,
Debenture	9.250	10/15/21	BBB	1,000	1,036,159

Integrated Telecommunication Services 3.78%					5,207,772
AT&T Inc.,
Sr Note	6.400	05/15/38	A	495	415,414
Bellsouth Corp.,
Debenture	6.300	12/15/15	A	869	866,561
Cincinnati Bell, Inc.,
Gtd Sr Sub Note	8.375	01/15/14	B-	1,025	891,750
Qwest Corp.,
Sr Note	7.875	09/01/11	BBB-	445	427,200
Sprint Capital Corp.,
Gtd Sr Note	8.375	03/15/12	BB	500	450,000
Gtd Sr Note	6.900	05/01/19	BB	1,000	775,000
Telecom Italia Capital,
Gtd Sr Note	7.721	06/04/38	BBB	765	634,047
Verizon Communications, Inc.,
Bond	6.900	04/15/38	A	405	359,000
West Corp.,
Gtd Sr Sub Note	11.000	10/15/16	B-	540	388,800

John Hancock Income Securities Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Investment Banking & Brokerage 4.09%					$5,631,853
Bear Stearns Cos., Inc.,
Sr Note	7.250%	02/01/18	AA-	$1,000	962,375
Citigroup, Inc.,
Jr Sub Bond (8.400% to 4-30-18 then variable)	8.400	04/29/49	A	770	524,108
Sr Note	6.875	03/05/38	AA-	460	376,264
Sr Note	6.125	05/15/18	AA-	1,100	910,805
Goldman Sachs Group, Inc.,
Sr Note	5.125	01/15/15	AA-	760	627,342
JPMorgan Chase & Co.,
Jr Sub Note Ser 1 (7.900% to 4-30-18 then variable) 7.900		12/31/49	A	655	551,432
Merrill Lynch & Co., Inc.,
Jr Sub Bond	7.750	05/14/38	A-	495	416,037
Mizuho Financial Group, Ltd.,
Gtd Sub Bond	8.375	12/29/49	Aa3	750	643,695
Morgan Stanley Co.,
Sr Note	5.375	10/15/15	A+	1,000	619,795

IT Consulting & Other Services 0.28%					392,184
NCR Corp.,
Note	7.125	06/15/09	BBB-	390	392,184

Life & Health Insurance 0.33%					451,000
Lincoln National Corp.,
Jr Sub Bond (6.050% to 4-20-17 then variable)	6.050	04/20/67	A-	250	165,000
Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-1-17 then variable) (S)	8.300	10/15/37	BB	440	286,000

Marine 1.04%					1,438,000
CMA CGM SA,
Sr Note (S)	7.250	02/01/13	BB+	700	518,000
Navios Maritime Holdings, Inc.,
Sr Note	9.500	12/15/14	B+	1,000	920,000

Metal & Glass Containers 0.57%					790,241
Commercial Metals Co.,
Sr Note	7.350	08/15/18	BBB	310	292,741
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05/15/13	BB+	500	497,500

Movies & Entertainment 0.49%					681,780
Cinemark, Inc.,
Sr Disc Note (Zero to 3-15-09 then 9.750%)	Zero	03/15/14	CCC+	245	235,506
Rogers Cable, Inc.,
Gtd Sr Sec Note	6.750	03/15/15	BBB-	455	446,274

Multi-Line Insurance 1.25%					1,725,468
Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16 then variable)	6.150	11/15/66	BBB+	430	188,310
Horace Mann Educators Corp.,
Sr Note	6.850	04/15/16	BBB	395	412,891
Liberty Mutual Group,
Bond (S)	7.500	08/15/36	BBB-	885	698,455
Gtd Bond (S)	7.800	03/15/37	BB	705	425,812

John Hancock Income Securities Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Multi-Media 0.74%					$1,015,375
News America Holdings, Inc.,
Gtd Note	7.750%	01/20/24	BBB+	$1,020	1,015,375

Multi-Utilities 0.44%					605,407
CalEnergy Co., Inc.,
Sr Bond	8.480	09/15/28	BBB+	550	605,407

Office Services & Supplies 0.46%					632,282
Xerox Corp.,
Sr Note	6.750	02/01/17	BBB	670	632,282

Oil & Gas Drilling 0.38%					519,136
Allis-Chalmers Energy, Inc.,
Sr Note	8.500	03/01/17	B+	335	286,425
Delek & Avner-Yam Tethys Ltd.,
Sr Sec Note (S)	5.326	08/01/13	BBB-	231	232,711

Oil & Gas Exploration & Production 0.49%					672,164
McMoRan Exploration Co.,
Gtd Sr Note	11.875	11/15/14	B-	340	323,000
Petro-Canada,
Sr Note	6.050	05/15/18	BBB	400	349,164

Oil & Gas Refining & Marketing 0.35%					475,676
Enterprise Products Operating LP,
Gtd Jr Sub Note (7.034% to 1-15-18 then variable)	7.034	01/15/68	BB	590	475,676

Oil & Gas Storage & Transportation 2.65%					3,653,324
Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07/15/16	B+	545	515,025
NGPL PipeCo LLC,
Sr Note (S)	7.119	12/15/17	BBB-	1,580	1,499,624
Plains All American Pipeline LP,
Sr Note (S)	6.500	05/01/18	BBB-	345	311,224
TEPPCO Partners LP,
Gtd Jr Sub Note	7.000	06/01/67	BB	695	583,451
Williams Partners LP,
Gtd Sr Note	7.250	02/01/17	BBB-	800	744,000

Packaged Foods & Meats 0.60%					820,800
Minerva Overseas Ltd.,
Gtd Note (S)	9.500	02/01/17	B	1,080	820,800

Paper Packaging 1.14%					1,569,050
Graphic Packaging International, Inc.,
Gtd Sr Note	8.500	08/15/11	B-	445	422,750
Smurfit-Stone Container Corp.,
Sr Note	8.375	07/01/12	B-	1,000	840,000
Sr Note	8.000	03/15/17	B-	245	191,100
U.S. Corrugated, Inc.,
Sr Sec Note	10.000	06/01/13	B	160	115,200

Paper Products 1.23%					1,696,454
International Paper Co.,
Sr Note	7.950	06/15/18	BBB	505	496,219

John Hancock Income Securities Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Paper Products (continued)
Plum Creek Timber Co., Inc.,
Gtd Note	5.875%	11/15/15	BBB-	$365	$340,235
Verso Paper Holdings LLC,
Gtd Sr Note Ser B	9.125	08/01/14	B+	1,000	860,000

Property & Casualty Insurance 0.75%					1,034,740
Ohio Casualty Corp.,
Sr Note	7.300	06/15/14	BBB-	750	765,868
Progressive Corp.,
Jr Sub Deb (6.700% to 6-1-17 then variable)	6.700	06/15/37	A-	330	268,872

Publishing 0.92%					1,278,416
Idearc, Inc.,
Gtd Sr Note (S)	8.000	11/15/16	B-	1,055	287,488
New York Times Co.,
Sr Note	4.500	03/15/10	BB-	650	627,628
R.H. Donnelley Corp.,
Sr Disc Note Ser A-1	6.875	01/15/13	B-	200	78,000
Sr Note	8.875	10/15/17	B-	495	168,300
Sr Disc Note Ser A-2	6.875	01/15/13	B-	300	117,000

Real Estate Management & Development 1.24%					1,711,378
Health Care Realty Trust, Inc.,
Sr Note	8.125	05/01/11	BBB-	175	180,310
Health Care REIT, Inc.,
Sr Note	6.200	06/01/16	BBB-	505	444,180
Post Apartment Homes,
Sr Note	5.125	10/12/11	BBB	870	846,888
Ventas Realty LP/Capital Corp.,
Sr Note	6.625	10/15/14	BBB-	250	240,000

Regional Banks 0.64%					880,297
Capital One Financial Corp.,
Sr Note	6.750	09/15/17	BBB+	1,000	880,297

Semiconductors 0.50%					690,000
Freescale Semiconductor, Inc.,
Gtd Sr Note	8.875	12/15/14	B-	1,000	690,000

Specialized Finance 2.47%					3,399,273
American Express Credit Co.,
Sr Note Ser C	7.300	08/20/13	A+	670	646,233
Astoria Depositor Corp.,
Pass Thru Ctf Ser B (G)(S)	8.144	05/01/21	BB	1,000	921,250
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	4.604	02/15/12	Baa2	438	422,325
Drummond Co., Inc.,
Sr Note (S)	7.375	02/15/16	BB-	290	245,775
ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B	7.990	12/30/11	BB	746	753,460
Graftech Finance, Inc.,
Gtd Sr Note	10.250	02/15/12	BB	41	42,230

John Hancock Income Securities Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Specialized Finance (continued)
USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12 then variable) (S)	6.091%	12/22/49	A+	$800	$368,000

Specialty Chemicals 0.99%					1,362,300
American Pacific Corp.,
Gtd Sr Note	9.000	02/01/15	B+	590	572,300
Momentive Performance,
Gtd Sr Note	9.750	12/01/14	B	1,000	790,000

Tobacco 1.04%					1,425,728
Alliance One International, Inc.,
Gtd Sr Note	11.000	05/15/12	B+	175	171,500
Gtd Sr Note	8.500	05/15/12	B+	245	226,625
Reynolds American, Inc.,
Sr Sec Note	7.250	06/01/13	BBB	1,000	1,027,603

Wireless Telecommunication Services 1.57%					2,166,398
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D (S)	5.612	06/15/35	Baa2	1,340	1,259,198
Digicel Group Ltd.,
Sr Note (S)	8.875	01/15/15	Caa1	1,080	907,200

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred Stocks 2.82%			$3,886,259
(Cost $5,106,105)

Agricultural Products 0.79%			1,093,750
Ocean Spray Cranberries, Inc., Ser A (S)	BBB-	12,500	1,093,750

Investment Banking & Brokerage 0.37%			504,659
Merrill Lynch & Co., Inc., 8.625%, Ser MER	BBB+	26,575	504,659

Real Estate Investment Trusts 0.47%			652,000
Public Storage REIT, Inc., 6.50%, Depositary Shares, Ser W	BBB	40,000	652,000

Real Estate Management & Development 0.71%			976,250
Apartment Investment & Management Co., 8.00%, Ser T	B+	55,000	976,250

Wireless Telecommunication Services 0.48%			659,600
Telephone & Data Systems, Inc., 7.60%	BBB-	40,000	659,600

		Par value
Issuer, description, maturity date		(000)	Value

Tranche Loans 0.36%			$490,000
(Cost $495,000)

Hotels, Resorts & Cruise Lines 0.36%			490,000
East Valley Tourist Development Authority,
Tranche (Facility LN5501750) 8-6-12		$500	490,000

John Hancock Income Securities Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

U.S. Government & agency securities 52.84%					$72,802,356
(Cost $72,748,386)

U.S. Government Agency 52.84%					72,802,356
Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	11.250%	01/01/16	AAA	$12	13,361
30 Yr Pass Thru Ctf	6.000	05/01/37	AAA	3,783	3,830,997
30 Yr Pass Thru Ctf	6.000	08/01/37	AAA	3,270	3,312,549
30 Yr Pass Thru Ctf	6.000	05/01/38	AAA	905	916,565
30 Yr Pass Thru Ctf	6.000	07/01/38	AAA	2,453	2,484,051
30 Yr Pass Thru Ctf	5.500	04/01/33	AAA	1,446	1,441,654
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	09/01/12	AAA	2	2,268
30 Yr Pass Thru Ctf	6.000	09/01/36	AAA	13,442	13,621,473
30 Yr Pass Thru Ctf	6.000	07/01/37	AAA	2,777	2,814,185
30 Yr Pass Thru Ctf	6.000	01/01/38	AAA	8,309	8,420,008
30 Yr Pass Thru Ctf	5.500	10/01/33	AAA	10,000	9,971,880
30 Yr Pass Thru Ctf	5.500	01/01/36	AAA	1,976	1,971,219
30 Yr Pass Thru Ctf	5.500	02/01/36	AAA	3,784	3,774,352
30 Yr Pass Thru Ctf	5.500	03/01/37	AAA	4,151	4,139,357
30 Yr Pass Thru Ctf	5.500	06/01/37	AAA	4,841	4,827,510
30 Yr Pass Thru Ctf	5.500	12/01/37	AAA	4,460	4,447,164
30 Yr Pass Thru Ctf	5.500	07/01/38	AAA	4,209	4,197,320
Note	6.000	05/30/25	AAA	1,720	1,696,881
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11/15/20	AAA	4	4,847
30 Yr Pass Thru Ctf	9.500	01/15/21	AAA	4	4,556
30 Yr Pass Thru Ctf	9.500	02/15/25	AAA	12	14,047
Small Business Administration CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11/15/35	Baa2	225	201,058
Sub Bond Ser 2005-1A Class E (S)	6.706	11/15/35	Baa3	200	177,148
Sub Bond Ser 2006-1A Class H (S)	7.389	11/15/36	Ba3	365	316,039
Sub Bond Ser 2006-1A Class J (S)	7.825	11/15/36	B1	220	201,867

Collateralized Mortgage Obligation 21.41%					$29,498,212
(Cost $42,335,943)

Collateralized Mortgage Obligation 21.41%					29,498,212
American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6 Class XP IO	2.941%	12/25/46	BBB	$13,386	535,444
Mtg Pass Thru Ctf Ser 2007-5 Class XP IO	3.420	06/25/47	AAA	9,597	575,838
American Home Mortgage Investment Trust,
Mtg Pass Thru Ctf Ser 2007-1 Class GIOP IO	2.078	05/25/47	AAA	8,013	445,704
American Tower Trust,
Mtg Pass Thru Ctf Ser 2007-1A Class D (S)	5.957	04/15/37	BBB	865	774,648
Banc of America Commercial Mortgage, Inc.,
Mtg Pass Thru Ctf Ser 2005-6 Class A4 (P)	5.180	09/10/47	AAA	300	272,285
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B Class 6A1	5.886	03/20/36	A	947	804,123
Mtg Pass Thru Ctf Ser 2006-D Class 6B2	5.942	05/20/36	CCC	1,825	641,805
Bear Stearns Adjustable Rate Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B2 (P)	5.306	03/25/35	AA+	808	439,392

John Hancock Income Securities Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized Mortgage Obligation (continued)
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2005-3 Class B2 (P)	5.440%	04/25/35	AA+	$553	$212,913
Mtg Pass Thru Ctf Ser 2006-4 Class 3B1 (P)	6.256	07/25/36	CCC	2,522	52,146
Bear Stearns Commercial Mortgage Securities, Inc.,
Mtg Pass Thru Ctf Ser 2006-PW14 Class D (S)	5.412	12/11/38	A	655	373,387
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-10 Class 1A5A (P)	5.839	12/25/35	AAA	711	507,265
Mtg Pass Thru Ctf Ser 2005-5 Class 2A3	5.000	08/25/35	AAA	441	394,123
Citigroup/Deutsche Bank Commercial Mortgage
Trust,
Mtg Pass Thru Ctf Ser 2005-CD1 Class C (P)	5.225	07/15/44	AA	295	218,702
ContiMortgage Home Equity Loan Trust,
Mtg Pass Thru Ctf Ser 1995-2 Class A-5	8.100	08/15/25	BB	66	54,659
Countrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59 Class 2X IO	3.188	11/20/35	AAA	10,587	363,920
Mtg Pass Thru Ctf Ser 2006-0A10 Class XPP IO	1.833	08/25/46	AAA	5,421	206,694
Mtg Pass Thru Ctf Ser 2006-0A12 Class X IO	2.759	09/20/46	AAA	17,412	761,782
Mtg Pass Thru Ctf Ser 2006-11CB Class 3A1	6.500	05/25/36	A3	2,805	1,782,057
Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A Class G (S)	6.795	11/15/36	Ba2	3,000	2,585,811
DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1-M1 (S)	8.285	06/20/31	BB	340	254,704
Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1-M1 (S)	7.629	04/25/37	BB	1,000	625,000
DSLA Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-AR5 Class X2 IO	2.348	08/19/45	AAA	26,775	778,138
First Horizon Alternative Mortgage Securities,
Mtg Pass Thru Ctf Ser 2004-AA5 Class B1 (P)	5.213	12/25/34	AA	419	247,591
Mtg Pass Thru Ctf Ser 2006-AA2 Class B1 (P)	6.139	05/25/36	AA	1,544	124,331
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9 Class B1 (G)(P)	4.526	08/25/34	AA	861	668,507
Mtg Pass Thru Ctf Ser 2006-4F Class 6A1	6.500	05/25/36	BB	3,607	2,904,805
HarborView Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-8 Class 1X IO	1.781	09/19/35	AAA	7,329	146,571
Mtg Pass Thru Ctf Ser 2007-3 Class ES IO (G)	0.350	05/19/47	BB	23,407	146,291
Mtg Pass Thru Ctf Ser 2007-4 Class ES IO (G)	0.350	07/19/47	BB	23,563	147,272
Mtg Pass Thru Ctf Ser 2007-6 Class ES IO (G)(S)	0.343	08/19/37	BB	16,517	103,232
Harborview NIM Corp.,
Mtg Pass Thru Ctf Ser 2006-9A Class N2 (G)(S)	8.350	11/19/36	BBB-	323	226,196
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-AR13 Class B1	5.296	01/25/35	AA	333	167,074
Mtg Pass Thru Ctf Ser 2005-AR18 Class 1X IO	2.730	10/25/36	AAA	15,137	349,666
Mtg Pass Thru Ctf Ser 2005-AR18 Class 2X IO	2.446	10/25/36	AAA	15,259	219,725
Mtg Pass Thru Ctf Ser 2005-AR5 Class B1 (P)	5.463	05/25/35	AA	442	213,775
Mtg Pass Thru Ctf Ser 2006-AR19 Class 1B1 (P)	6.335	08/25/36	B	452	41,332
JPMorgan Chase Commercial Mortgage Security Corp.,
Mtg Pass Thru Ctf Ser 2005-LDP4 Class B (P)	5.129	10/15/42	Aa2	2,035	1,373,841
JPMorgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S3 Class 2A2	5.500	01/25/21	AAA	774	717,755
Luminent Mortgage Trust,
Mtg Pass Thru Ctf Ser 2006-1 Class X IO	2.870	04/25/36	AAA	22,429	448,578
Merrill Lynch Mortgage Investors Trust,
Mtg Pass Thru Ctf Ser 2006-AF1 Class MF1 (P)	6.150	08/25/36	CCC	1,205	406,876

John Hancock Income Securities Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized Mortgage Obligation (continued)
MLCC Mortgage Investors, Inc.,
Mtg Pass Thru Ctf Ser 2007-3 Class M1 (P)	5.935%	09/25/37	AA	$420	$293,951
Mtg Pass Thru Ctf Ser 2007-3 Class M2 (P)	5.935	09/25/37	A	155	122,507
Mtg Pass Thru Ctf Ser 2007-3 Class M3 (P)	5.935	09/25/37	BBB	105	72,839
Morgan Stanley Capital I,
Mtg Pass Thru Ctf Ser 2005-HQ7 Class A4 (P)	5.208	11/14/42	AAA	840	774,127
Mtg Pass Thru Ctf Ser 2006-IQ12 Class E (P)	5.538	12/15/43	A+	640	367,475
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1 Class B1 (P)	4.819	05/25/35	AA	415	320,434
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf Ser 2005-QA12 Class NB5 (P)	5.957	12/25/35	AAA	3,144	2,295,271
Washington Mutual, Inc.,
Mtg Pass Thru Ctf Ser 2005-6 Class 1CB	6.500	08/25/35	AAA	445	345,147
Mtg Pass Thru Ctf Ser 2005-AR4 Class B1 (P)	4.668	04/25/35	AA	1,510	1,009,181
Mtg Pass Thru Ctf Ser 2007-0A4 Class XPPP IO	0.834	04/25/47	Aaa	19,262	240,778
Mtg Pass Thru Ctf Ser 2007-0A5 Class 1XPP IO	0.873	08/07/47	Aaa	44,646	502,273
Mtg Pass Thru Ctf Ser 2007-0A5 Class 2XPP IO	0.813	06/25/47	Aaa	51,181	471,826
Mtg Pass Thru Ctf Ser 2007-0A6 Class 1XPP IO	0.803	07/25/47	Aaa	25,948	291,919
Mtg Pass Thru Ctf Ser 2007-1 Class B1 (P)	6.198	02/25/37	CCC	567	76,526

Asset Backed Securities 0.94%					$1,294,405
(Cost $1,325,198)

Asset Backed Securities 0.94%					1,294,405
American Honda Fin Corp.,
Tranche Tr 00606 (S)	7.625	10/01/18	A+	375	372,856
Global Signal Trust,
Sub Bond Ser 2004-2A Class D (P)(S)	5.093%	12/15/14	Baa2	$495	475,888
Global Signal Trust,
Sub Bond Ser 2006-1 Class E (P)(S)	6.495	02/15/36	Baa3	460	445,661

Total investments (Cost $230,891,344)† 144.91%					$199,639,856

Other assets and liabilities, net (44.91%)					($61,870,585)

Total net assets 100.00%					$137,769,271

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

IO Interest only (carries notional principal amount)

MTN Medium-Term Note

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $34,736,360 or 25.21% of the net assets of the Fund as of September 30, 2008.

† At September 30, 2008, the aggregate cost of investment securities for federal income tax purposes was $231,372,163. Net unrealized depreciation aggregated $31,732,307, of which $2,755,284 related to appreciated investment securities and $34,487,591 related to depreciated investment securities.

John Hancock Income Securities Trust
Securities owned by the Fund on
September 30, 2008 (Unaudited)

The Fund had the following interest rate swap contracts open on September 30, 2008:

	PAYMENTS	PAYMENTS
NOTIONAL	MADE BY	RECEIVED BY	TERMINATION		UNREALIZED
AMOUNT	FUND	FUND	DATE	COUNTERPARTY	DEPRECIATION
$29,000,000	4.6875% (a)	3-month LIBOR	Sep 2010	Bank of America	$757,000
(a) Fixed rate

Notes to portfolio of investments

Security valuation
The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Debt securities whose prices cannot be provided by an independent pricing service are valued at prices provided by broker-dealers.

In deciding whether to make a fair value adjustment to the price of a security, the Board of Trustees or their designee may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed, but the Fund is calculating the net asset value. In view of these factors, it is likely that a Fund investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than a Fund investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large-capitalization U.S. issuers.

For purposes of determining when fair value adjustments may be appropriate with respect to investments in securities in foreign markets that close prior to the NYSE, the Fund will, on an ongoing basis, monitor for “significant market events.” A significant market event may be a certain percentage change in the value of an index that tracks foreign markets in which the Fund has significant investments. If a significant market event occurs due to a change in the value of the index, the pricing for investments in foreign markets that have closed prior to the NYSE will promptly be reviewed and potential adjustments to the net asset value will be recommended to the Fund’s Pricing Committee where applicable.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1 – Quoted Prices	$2,792,509	-
Level 2 – Other Significant Observable Inputs	185,428,147	($757,000)
Level 3 – Significant Unobservable Inputs	11,419,200	-
Total	$199,639,856	($757,000)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of December 31, 2007	$30,869,350	-
Accrued discounts/premiums	(120,040)	-
Realized gain (loss)	(752,359)	-
Change in unrealized appreciation	(524,352)	-
(depreciation)
Net purchases (sales)	(3,566,604)	-
Transfers in and/or out of Level 3	(14,486,795)	-
Balance as of September 30, 2008	$11,419,200	-

Mortgage security risk
The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

Swap contracts
The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

The Fund records changes in the value of the swap as unrealized gains or losses on swap contracts. Net periodic payments accrued but not yet received (paid) are included in change in the unrealized appreciation/depreciation. Accrued interest income and interest expense on the swap contracts are recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Leverage
The Fund utilizes a credit facility to increase its assets available for investment. The Fund has a Revolving Credit Agreement (RCA) with a third party commercial bank that allows it to borrow up to an initial limit of $77 million and to invest the borrowings in accordance with its investment practices. Borrowings under the RCA are secured by the assets of the Fund.

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Deborah C. Jackson
Charles L. Ladner*
Stanley Martin*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky*
Gregory A. Russo*
*Members of the Audit Committee
†Non-Independent Trustee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: JHS

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Income Securities Trust.

P60Q3 9/08
11/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: November 24, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: November 24, 2008